Financial investments (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment [Line Items]
Financial investments	R$ 782,647	R$ 979,837
Financial assets, average return percentage.	100.00%
Unrealized gains (losses) on investments	R$ 271	R$ (278)
Brazilian Treasury Bonds [Member]
Investment [Line Items]
Financial assets, average return percentage.	100.00%
Brazilian Treasury Bonds [Member] | Selic Interest Rate
Investment [Line Items]
Financial Assets Interest Rate	9.25%	2.00%